PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment
	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	3,638	6,245	523	547	10,953
Additions	79	1,388	227	39	1,733
Acquired through business combinations	239	8,043	-	-	8,282
Disposals	-	(269)	-	-	(269)
Translation differences	-	(27)	(144)	-	(171)
Balance as of December 31, 2022	3,956	15,380	606	586	20,528

Accumulated depreciation:
Balance as of January 1, 2022	511	3,772	215	230	4,728
Depreciation during the year	372	1,271	113	40	1,796
Disposals	-	(265)	-	-	(265)
Acquisitions during the year	-	7,622	-	-	7,622
Translation differences	-	(9)	(12)	-	(21)
Balance as of December 31, 2022	883	12,391	316	270	13,860

Net book value:
As of December 31, 2022	3,073	2,989	290	316	6,668
	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	2,452	4,889	407	450	8,198
Additions	1,186	1,372	100	97	2,755
Acquired through business combinations		3	-	-	3
Disposals	-	(26)	-	-	(26)
Translation differences	-	7	16	-	23
Balance as of December 31, 2021	3,638	6,245	523	547	10,953

Accumulated depreciation:
Balance as of January 1, 2021	289	2,646	154	62	3,151
Depreciation during the year	222	1,148	61	168	1,599
Disposals	-	(26)	-	-	(26)
Translation differences	-	4	-	-	4
Balance as of December 31, 2021	511	3,772	215	230	4,728

Net book value:
As of December 31, 2021	3,127	2,473	308	317	6,225
	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands

Cost:
Balance as of January 1, 2020	1,436	3,567	145	344	5,492
Additions	1,016	1,315	262	106	2,699
Acquired through business combinations	-	7	-	-	7
Balance as of December 31, 2020	2,452	4,889	407	450	8,198

Accumulated depreciation:
Balance as of January 1, 2020	63	1,844	110	27	2,044
Depreciation	226	802	44	35	1,107
Balance as of December 31, 2020	289	2,646	154	62	3,151

Net book value:
As of December 31, 2020	2,163	2,243	253	388	5,047